Receivables - Allowance for accounts receivable (Detail) - Doubtful accounts receivable [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Receivables [Line Items]
Allowance account for credit losses of financial assets at beginning of period		€ 195	€ 211
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets		4	19
Utilisation, allowance account for credit losses of financial assets	[1]	(17)	(17)
Increase (decrease) through other changes, allowance account for credit losses of financial assets		16	(16)
Allowance account for credit losses of financial assets at end of period		190	€ 195
Other assets [member]
Receivables [Line Items]
Utilisation, allowance account for credit losses of financial assets		€ (8)

[1]	Write-offs for which an allowance was previously provided.